(10) Monitoring Equipment	3 Months Ended
Dec. 31, 2013
Notes
(10) Monitoring Equipment

(10)         MONITORING EQUIPMENT

Monitoring equipment as of December 31, 2013 and September 30, 2013, was as follows:

	December 31,	September 30,
	2013	2013
Monitoring equipment	$ 2,839,092	$ 2,420,042
Less: accumulated depreciation	(1,238,912)	(1,183,346)
Monitoring equipment, net of accumulated depreciation	$ 1,600,180	$ 1,236,696

The Company began leasing monitoring equipment to agencies for offender tracking in April 2006 under operating lease arrangements.  The monitoring equipment is amortized using the straight-line method over an estimated useful life of three years.

Depreciation expense for the three months ended December 31, 2013 and 2012, was $190,992 and $324,246, respectively.  Additionally, as of December 31, 2013, the Company reserved $75,000 for future monitoring equipment impairment. These expenses were classified as a cost of revenues.

Assets to be disposed of are reported at the lower of the carrying amount or fair value, less the estimated costs to sell.  During the three months ended December 31, 2013 and 2012, the Company recorded in cost of revenues disposal of lease monitoring equipment and parts of $10,771 and $31,851, respectively.